Schedule of basis loss per ordinary share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss attributable to owners of the Company (USD)			$ (2,304,026)	$ (729,159)
Weighted average number of ordinary shares (units)			47,858,162	45,942,504
Basic loss per ordinary share			$ (0.05)	$ (0.02)
Diluted loss per ordinary share			$ (0.05)	$ (0.02)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss attributable to owners of the Company (USD)	$ (1,170,942)	$ (853,405)
Weighted average number of ordinary shares (units)	58,041,998	46,698,702
Basic loss per ordinary share	$ (0.02)	$ (0.018)
Diluted loss per ordinary share	$ (0.02)	$ (0.018)